Document and Entity Information	0 Months Ended
Aug. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2014
Registrant Name	MORGAN STANLEY LIQUID ASSET FUND INC
Central Index Key	0000093285
Amendment Flag	false
Document Creation Date	Dec. 23, 2014
Document Effective Date	Dec. 31, 2014
Prospectus Date	Dec. 31, 2014
MORGAN STANLEY LIQUID ASSET FUND INC | MORGAN STANLEY LIQUID ASSET FUND INC
Risk/Return:
Trading Symbol	dwlxx